Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Novo Resources Corporation	Sep. 30, 2013 Novo Resources Corporation	Dec. 31, 2013 Paladin Energy Ltd [Member]	Dec. 31, 2013 Gabriel Resources Ltd [Member]	Dec. 31, 2013 Canadian Oil Sands Ltd [Member]
Investments (Textuals) [Abstract]
Impairment of marketable securities	$ 105	$ 47	$ 180			$ 39	$ 36
Equity Method Investment, Ownership Percentage				32.00%	35.70%
Proceeds From Sale Of Available For Sale Securities Equity								587
Gain on sale of investments, net								280
Total Unrealized Loss	$ 7	$ 13